FINANCIAL INSTRUMENTS - SCHEDULE OF DERIVATIVE INSTRUMENTS GAIN (LOSS) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss)
Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss	[1]	$ (2,533)	$ 1,339	$ (775)
Interest Rate Swap | Other Financial Items, Net | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Effective portion gain/(loss) reclassified from Accumulated Other Comprehensive Loss		(2,532)	(1,339)	775
Ineffective portion		$ 411	$ (1,210)	$ 1,015

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to ‘Other financial items, net’ on the consolidated statements of operations relate to losses (gains) on cash flow hedges in respect of interest rate swaps.